Shareholders' Equity - Number of Issued Shares of Common Stock and Common Stock Held (Detail) - shares	Sep. 30, 2020	Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Shares outstanding	1,374,040,061	1,373,171,556
Shares in treasury	3,609,749	3,645,043